Shareholders' Equity (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity
Total number of common shares held as treasury stock	65,647	65,647
Total carrying amount of treasury stock	$ 2,643	$ 2,643